Fair Value Measurements (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Trading Securities, Change in Unrealized Holding Gain (Loss)	$ 0
Us Treasury Securities [Member]
Payments to Acquire Investments	$ 36,000,000